CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Property, plant and equipment	$ 113,091,000	$ 70,079,000
Advance payments for property, plant and equipment	224,000	665,000
Right-of-use assets	8,009,000	9,348,000
Other non-current assets	3,973,000
Intangible assets	2,852,000	519,000
Total non-current assets	128,149,000	80,611,000
CURRENT ASSETS
Inventories	1,800,000	1,157,000
Trade receivables	74,978,000	29,991,000
Prepayments, other receivables and other assets	10,007,000	16,777,000
Pledged short-term deposits	384,000	256,000
Time deposits	50,000,000	75,559,000
Cash and cash equivalents	455,689,000	83,364,000
Total current assets	592,858,000	207,104,000
Total assets	721,007,000	287,715,000
CURRENT LIABILITIES
Trade and notes payables	5,238,000	9,586,000
Other payables and accruals	99,168,000	70,854,000
Government grants	283,000
Lease liabilities	1,464,000	1,027,000
Contract liabilities	55,014,000	46,294,000
Total current liabilities	161,167,000	127,761,000
NON-CURRENT LIABILITIES
Contract liabilities	275,071,000	277,765,000
Lease liabilities	1,909,000	5,058,000
Other non-current liabilities	554,000
Government grants	2,051,000
Total non-current liabilities	279,585,000	282,823,000
Total liabilities	440,752,000	410,584,000
EQUITY
Share capital	27,000	20,000
Reserves/(deficits)	280,228,000	(122,889,000)
Total ordinary shareholders’ equity/(deficit)	280,255,000	(122,869,000)
Total equity/(deficit)	280,255,000	(122,869,000)
Total liabilities and equity	$ 721,007,000	$ 287,715,000